Annual Total Returns [BarChart] - First Trust Brazil AlphaDEX Fund - First Trust Brazil AlphaDEX Fund	May 03, 2021
Bar Chart Table:
2012	5.80%
2013	(14.72%)
2014	(16.40%)
2015	(41.80%)
2016	59.89%
2017	25.91%
2018	(1.17%)
2019	41.06%
2020	(19.48%)